Employee benefits (Details 3) - Gratuity Benefits Of Parent [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 2,174	₨ 1,958
Employer contributions	14	294
Interest on plan assets	156	147
Re-measurements due to:
Return on plan assets excluding interest on plan assets	10	20
Benefits paid	(194)	(245)
Plan assets at the end of the year	₨ 2,160	₨ 2,174